Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-34476
Entity Registrant Name	BANCO SANTANDER (BRASIL) S.A.
Entity Central Index Key	0001471055
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Presidente Juscelino Kubitschek, 2041, Suite 281, Block A
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04543-011
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	true
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1325
Auditor Name	Deborah Stern Vieitas
Auditor Location	Maria Elena Cardoso Figueira
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,802,939,826
Preference shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,664,080,815
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	45 E. 53rd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	350-3604
Contact Personnel Name	Mercedes Pacheco